Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 02, 2017
Income Taxes (Textual)
Retained deficits			$ 403,992
U.S. federal and state income tax rate, description	The 20-year limitation was eliminated for losses generated after January 1, 2018, giving the taxpayer the ability to carry forward losses indefinitely. However, NOL carry forward arising after January 1, 2018, will now be limited to 80 percent of taxable income.
Net operating loss carry-forward for federal and state	$ 14,100,000
Net deferred tax asset		$ 7,384,000
Description of net operating losses	An ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period.
Annual effective tax rate, percentage	27.00%	27.00%
Deferred Tax Asset [Member]
Income Taxes (Textual)
Net deferred tax asset	$ 3,635,000	$ 1,994,000
C Corporation [Member]
Income Taxes (Textual)
Retained deficits				$ 10,673,709